CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2013
CONVERTIBLE NOTES
18.	CONVERTIBLE NOTES

On December 23, 2009, the Company issued Convertible Notes (the “Notes”) at the principal amount of $29,000. As of December 31, 2009, the Company received proceeds of $28,802 after deduction of $198 issuance cost. On April 21, 2010 and April 22, 2010, the Company issued additional Notes at the principal amount of $9,000 with an issuance cost of $367.

The key terms of the Notes are summarized as follows:

Maturity date

•	Initial Maturity Date-December 23, 2012;

•	Extended Maturity Date-In the event that no IPO or Company Sale (defined as transactions through which the equity holders of the Company will lose control of the Company or iSoftStone WFOE) has occurred prior to the Initial Maturity Date, a majority of the Notes holders may extend the maturity date to a date on or prior to December 23, 2015.

Interest rate and interest payment

•	Interest rate is at 1% per annum, due and payable in cash in arrears on each anniversary of December 23, 2009 until the earlier of (i) the Initial Maturity Date, (ii) the date these Notes are otherwise redeemed, or (iii) such date on which these Notes are converted in full.

•	If the Initial Maturity Date of these notes is extended, these Notes bear no interest between the Initial Maturity Date and the Extended Maturity Date.

Redemption and price

The Company and Notes holders may redeem the Notes on the following basis:

•	Redemption on maturity date by the Company: The Company shall redeem the outstanding principal amount of these Notes that has not been converted or redeemed on the Initial Maturity Date or the Extended Maturity Date, by payment of the redemption price that gives the Notes holders an annual return of 10% in cash. If the Initial Maturity Date or the Extended Maturity Date falls after the completion of an IPO, the Company shall redeem the outstanding principal amount as of the first anniversary following the completion of an IPO by payment of a price that gives the Notes holders an annual rate of return of 18% in cash plus any accrued and unpaid interest.

•	Post-IPO redemption at the option of the Notes holders: At any time during twelve months following the completion of an IPO, the holders of these Notes shall have the right to require the Company to redeem for cash all of the total outstanding principal amount at a price that gives the Notes holders an annual rate of return of 18% plus any accrued and unpaid interest in priority to any payment on or with respect to the Company equity securities.

•	Accelerated redemption upon default at option of the Notes holders: Upon the occurrence of an event of default as listed below, the Notes holders shall have the right to require the Company to redeem for cash all of the total outstanding principal amount of the Notes at a price equal to the then applicable redemption price:

Events of default:

(a)	Failure to pay principal or any other amount under these Notes when and as due;

(b)	Breach of covenants, such as punctually paying the interest and principal according to the agreements, giving notice upon the events of default, and no dividend or redemption to the equity securities until earlier of IPO or full repayment of the Notes;

(c)	Except as approved by the Board of Directors, any key managers sold his or her company equity securities at the Original Note Issuance Date;

(d)	Either the founder, Mr. Tianwen Liu, or three out of the other seven key managers have ceased to perform management responsibilities; or

(e)	Liquidation.

Conversion and price

•	Mandatory conversion upon Company Sale: Immediately prior to and subject to the completion of a Company Sale, all of the then outstanding principal amount of these Notes and the accrued and unpaid interest thereon shall be automatically converted into such number of ordinary shares at the conversion price set out below.

•	Optional Conversion upon IPO: At any time during the 12 months after the completion of an IPO, the Notes holders of these Notes shall have the right to convert these Notes in whole, into such number of duly authorized, fully paid and non-assessable Ordinary Shares at the conversion price set out below.

•	Conversion price is computed with following formula:

•	Conversion Price = IPO Price or Company Sale Price / ((1+ 0.082254247%) (number of days lapsed between the date of the Notes and the IPO or Company Sale date)) 0.082254247% is the daily compound rate based on a 365-day year that would result in an annual return of 35%.

•	If the Company issues additional equity securities other than ordinary shares that are convertible into ordinary shares at a price based on a discount of the IPO price or Company Sale price where the Company guarantees the purchaser of such convertible equity securities at an annual return of more than 35%, the above compound rate used for calculating conversion rice shall be adjusted according to the higher rate of return.

•	The conversion price has a standard anti-dilution adjustment term. It also has a down-round provision. If the Company, after the completion of an IPO, issues any additional ordinary shares or equity security at a price per share that is lower than the conversion price per share then in effect, then the conversion price per share is adjusted down.

The return rate reset feature, which increases the redemption price of the Notes to give the Notes holders an annual rate of return of 18% rather than 10% if an IPO is completed before Initial Maturity Date or the Extended Maturity Date, were determined to be an embedded derivate and was bifurcated for measurement purposes and is presented on a combined basis with the Notes. The initial fair value of the embedded derivative was $1,706 as of December 23, 2009. And the fair value change from December 23, 2009 to December 31, 2009 was insignificant.

The fair value of the embedded derivative of $1,706 as of December 23, 2009, determined with the assistance of American Appraisal China Limited, an independent valuation firm, and the issuance costs of $198 resulted in a debt discount of $1,904. The debt discount was amortized into interest expenses over the term of the Notes using effective interest method. For the year ended December 31, 2009, the Group incurred $63 interest expense relating to the Notes, of which $62 represented the amortization of the debt discount and $1 represented the coupon interest.

Upon the issuance of additional Notes in April 2010, the initial embedded derivative attached to the second tranche of the Notes was $488 at the issuance date. Upon the Company’s IPO on December 14, 2010, the return rate of the Notes was reset to 18%, and accordingly, the fair value of the two tranches of embedded derivative totaled $8,904. A loss of $2,365 was recorded as the change in fair value of the return rate reset in the statement of operations for the year ended December 31, 2010.

A debt discount of $2,759 was recorded to account for the initial fair value of the two tranches of the embedded derivate and the total issuance cost. The debt discount was amortized into interest expenses over the term of the Notes using effective interest method. For the year ended December 31, 2010, the Group incurred $4,418 interest expense relating to the Notes, of which $133 represented the amortization of the debt discount and $4,285 represented the coupon interest.

In December 2010, Notes at the principal amount of $18,000 were converted into 18,381,991 ordinary shares upon the IPO of the Company. For the remaining Notes at the principal amount of $20,000, the Note holders have the right to convert it into ordinary shares during the twelve months after the completion of an IPO. As a consequence, when the shares were readily convertible into cash upon the completion of the IPO, the conversion right met the definition of a derivative which required to be bifurcated for measurement purposes. As of December 14, 2010, the fair values of the conversion right and the debt host for the remaining Notes of $20,000 were $2,841 and $17,159, respectively. As of December 31, 2010, the fair values of the conversion right and the debt host were $8,904 and $20,511, respectively. The fair value of the conversion right was determined by the Group with the assistance of American Appraisal, and the fair value change from December 14, 2010 to December 31, 2010 was $6,063, and recorded as a loss in the consolidated statement of operations for the year ended December 31, 2010.

On March 3, 2011, Notes at the principal amount of $20,000 were converted into 20,406,720 ordinary shares. The fair value change from January 1, 2011 to March 3, 2011 was $2,832, and recorded as an income in the consolidated statement of operations for the year ended December 31, 2011. From January 1, 2011 to March 3, 2011, the Group incurred $654 interest expense relating to the Notes, of which $19 represented the amortization of the debt discount and $635 represented the coupon interest.